ING Life Insurance and Annuity Company

and its

Variable Annuity Account B

GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

Supplement Dated December 17, 2013, to the Contract Prospectus and Contract Prospectus Summary each dated May 1, 2013, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________

Please note:  The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the funds referenced below.

IMPORTANT INFORMATION ABOUT THE
ING PIMCO HIGH YIELD PORTFOLIO

Effective on or about the close of business on or about February 4, 2014, the following fund name change, subadviser change and investment objective change will occur:

The ING PIMCO High Yield Portfolio will:

•      Change its name to ING High Yield Portfolio;

•      Change its subadviser to ING Investment Management Co. LLC; and

•      Change its investment objective to “Seeks maximum total return, consistent with preservation of capital and prudent investment management.”

IMPORTANT INFORMATION ABOUT THE
ING JPMORGAN MID CAP VALUE PORTFOLIO

Effective on the close of business on February 7, 2014, the ING JPMorgan Mid Cap Value Portfolio will only be available to plans offering the fund as of the close of business on February 7, 2014.

Information in your Contract Prospectus and Contract Prospectus Summary regarding the funds referenced above is changed accordingly.

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MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at the:

ING U.S. Customer Service Center

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by ING Financial Advisers, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

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